Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Commitments to purchase property, plant and equipment	€ 511	€ 694
Short term lease expense	114	121
Low value lease expense	47	57
Income from sublet properties	11	10
Total cash outflows for leases	€ 380	€ 411
Freehold buildings
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	40 years
Land and buildings
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	40 years
Plant and equipment | Bottom of range
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Plant and equipment | Top of range
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years